PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2050 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 28 .4%
102,418  iShares Core S&P Mid-
Cap ETF
$ 6,338,650
6 .9
32,558  iShares Core S&P
Small-Cap ETF
3,793,007
4 .2
268,371  Vanguard FTSE
Developed Markets
ETF
14,059,956
15 .4
39,126  Vanguard FTSE
Emerging Markets ETF
1,749,715
1 .9
Total Exchange-Traded
Funds
(Cost $22,258,105)
25,941,328
28 .4
MUTUAL FUNDS : 71 .6%
Affiliated Investment Companies : 17 .4%
613,383  Voya Intermediate
Bond Fund - Class R6
5,459,110
6 .0
690,038  Voya Multi-Manager
International Equity
Fund - Class I
7,687,021
8 .4
233,040  Voya VACS Series
EME Fund
2,689,282
3 .0
15,835,413
17 .4
Unaffiliated Investment Companies : 54 .2%
795,154  Nuveen S&P 500 Index
Fund - Class R6
49,450,641
54 .2
Total Mutual Funds
(Cost $52,633,461)
65,286,054
71 .6
Total Long-Term
Investments
(Cost $74,891,566)
91,227,382
100 .0
Total Investments in
Securities
(Cost $74,891,566) $ 91,227,382 100 .0
Assets in Excess of
Other Liabilities 32,262 0.0
Net Assets $ 91,259,644 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2050 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 25,941,328 $ — $ — $ 25,941,328
Mutual Funds 65,286,054 — — 65,286,054
Total Investments, at fair value $ 91,227,382 $ — $ — $ 91,227,382
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 4,181,362 $ 1,252,154 $ (156,609) $ 182,203 $ 5,459,110 $ 58,895 $ (1,047) $ —
Voya Multi-Manager International
Equity Fund - Class I
6,896,270 922,538 (490,989) 359,202 7,687,021 — 49,297 —
Voya VACS Series EME Fund
2,510,177 182,658 (108,244) 104,691 2,689,282 — 13,642 —
$ 13,587,809 $ 2,357,350 $ (755,842) $ 646,096 $ 15,835,413 $ 58,895 $ 61,892 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 16,335,816
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 16,335,816